UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21216

        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.2% (12.3% of Total Investments)
$ 1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1,	10/15 at 100.00	AAA	$1,064,040
	5.000%, 10/01/39 – AMBAC Insured
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2007L,	No Opt. Call	A3	1,100,000
	5.000%, 10/01/37 – XLCA Insured
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytecnic Institute,	9/17 at 100.00	AAA	566,466
	Series 2007, 5.000%, 9/01/37 – MBIA Insured
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,161,600
	5.000%, 9/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,686,948
	Series 2003N, 5.125%, 6/01/37
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	1,408,905
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured

7,335	Total Education and Civic Organizations			6,987,959

	Health Care – 9.6% (6.2% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/08 at 102.00	AAA	468,795
	Series 1998A, 5.000%, 7/01/25 – MBIA Insured
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	478,343
	Medical Center, Series 2007E, 5.000%, 7/15/32
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	171,468
	Project, Series 2005D, 5.250%, 7/01/30
2,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,186,640
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	207,188
	Health Care, Series 2005D, 5.000%, 7/01/33

3,935	Total Health Care			3,512,434

	Housing/Multifamily – 10.1% (6.5% of Total Investments)
775	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	AAA	669,554
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA–	1,840,040
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H,	7/12 at 100.00	AAA	1,180,827
	5.200%, 7/01/42 – FSA Insured

4,040	Total Housing/Multifamily			3,690,421

	Long-Term Care – 4.9% (3.1% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,803,445
	Communities, Series 2002A, 6.000%, 6/20/44

	Tax Obligation/General – 21.4% (13.7% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 – FGIC Insured	1/13 at 101.00	A+	1,283,994
3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 –	No Opt. Call	AAA	3,133,530
	FSA Insured
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	7/14 at 101.00	A1	1,837,069
	FGIC Insured
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 – MBIA Insured	4/12 at 101.00	AAA	1,550,970

7,485	Total Tax Obligation/General			7,805,563

	Tax Obligation/Limited – 28.9% (18.5% of Total Investments)
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/13 at 100.00	AAA	2,850,480
	AMBAC Insured
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33	5/18 at 100.00	AAA	713,865
	(WI/DD, Settling 3/12/08) – AGC Insured
2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A,	5/13 at 100.00	A1	2,790,167
	5.250%, 5/01/22 – XLCA Insured
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	AAA	1,430,440
1,500	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	AAA	1,436,685
1,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AAA	1,017,577
	4.750%, 8/15/32 – AMBAC Insured
300	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	A	298,920
	FGIC Insured

10,915	Total Tax Obligation/Limited			10,538,134

	Transportation – 2.6% (1.6% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	953,010

	U.S. Guaranteed – 41.8% (26.8% of Total Investments) (4)
2,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	2,132,560
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	A– (4)	575,290
	and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)
100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	Aaa	106,385
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
705	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/08 at 100.00	AAA	900,038
2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	AAA	2,110,560
	(Pre-refunded 11/01/11) – MBIA Insured
1,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21	1/14 at 100.00	A (4)	1,084,770
	(Pre-refunded 1/01/14) – FGIC Insured
1,025	Maynard, Massachusetts, General Obligation Bonds, Series 2003, 5.500%, 2/01/19 (Pre-refunded	2/13 at 101.00	Aaa	1,130,944
	2/01/13) – MBIA Insured
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,592,235
	(Pre-refunded 7/01/10) – FSA Insured
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22	1/13 at 100.00	AAA	3,249,239
	(Pre-refunded 1/15/13) – MBIA Insured
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	2,357,403
	2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured

13,970	Total U.S. Guaranteed			15,239,424

	Water and Sewer – 17.6% (11.3% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	AAA	1,784,404
	12/01/32 – MBIA Insured
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	525,942
	4.375%, 8/01/31
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 –	No Opt. Call	AAA	1,062,520
	FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 –	8/13 at 100.00	AAA	988,930
	MBIA Insured
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AAA	1,439,970
125	4.000%, 8/01/46	8/16 at 100.00	AA	95,741
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	AAA	513,186
	5.000%, 7/01/16 – MBIA Insured

6,620	Total Water and Sewer			6,410,693

$ 57,050	Total Investments (cost $58,349,339) – 156.1%			56,941,083

	Other Assets Less Liabilities – 0.1%			41,478

	Preferred Shares, at Liquidation Value – (56.2)% (5)			(20,500,000)

	Net Assets Applicable to Common Shares – 100%			$36,482,561

As of February 29, 2008, at least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20%
of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor’s or Fitch)
or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and
XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured,
FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.0)%.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $58,501,387.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 880,480
Depreciation	(2,440,784)

Net unrealized appreciation (depreciation) of investments	$(1,560,304)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008